Notes Payable - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Unamortized deferred financing costs		$ (52)
Total	574	4,708
Less current portion	(574)	(565)
Total		4,143
LMFA Note Payable [Member]
Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Notes payable, gross		296
LMFAO Note Payable [Member]
Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Notes payable, gross		1,128
Maxim Note Payable [Member]
Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Notes payable, gross		2,771
Insurance Financing [Member]
Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Notes payable, gross	$ 574	$ 565